Income Taxes - Schedule of Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax [line items]
Net earnings	$ 537,644	$ 669,126
Subsidiaries [member]
Income tax [line items]
Net earnings	$ 551,000	$ 532,000